Employee benefits liabilities - Disclosure of fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 884	€ 1,943
Equity instruments	2,390	2,305
Fixed income securities	12,630	11,429
Investment funds	6,647	6,599
Insurance contracts and other	(49)	366
Total fair value of plan assets	22,502	22,642
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	656	671
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	540	516
Equity commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	1,194	1,118
Investment funds	82	47
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	3,197	2,837
Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	4,572	4,414
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	4,861	4,178
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,943	2,956
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,316	1,288
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,306	2,308
Which have a quoted market price in an active market
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	881	1,742
Equity instruments	1,929	1,873
Fixed income securities	1,736	1,693
Investment funds	0	0
Insurance contracts and other	(17)	22
Total fair value of plan assets	4,529	5,330
Which have a quoted market price in an active market | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	655	669
Which have a quoted market price in an active market | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	540	516
Which have a quoted market price in an active market | Equity commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	734	688
Investment funds	0	0
Which have a quoted market price in an active market | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,700	1,476
Which have a quoted market price in an active market | Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	35	217
Which have a quoted market price in an active market | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	1	0
Which have a quoted market price in an active market | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Which have a quoted market price in an active market | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Which have a quoted market price in an active market | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 0	€ 0